Segment report - Energy Segment (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019 ZAR (R) item	Dec. 31, 2018 ZAR (R)	Jun. 30, 2020 item	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
EBIT	R 9,853	R 20,791		R 9,697
Energy
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	(30.00%)
EBIT	R 6,743	R 9,565		R 16,566
Increase (decrease) in cash fixed cost (as a percent)	9.00%
Number of new retail convenience centres opened | item	3
Energy | Forecast
Disclosure of operating segments
Number of new retail convenience centres targeted | item			10
Energy | ORYX GTL
Disclosure of operating segments
Increase (decrease) in liquid fuels production volumes (as a percent)	(1.00%)
EBIT	R 701
Utilization rate (as a percent)	98.00%
Increase (decrease) in EBIT	R (255)
Energy | ORYX GTL | Forecast | Minimum
Disclosure of operating segments
Utilization rate (as a percent)			55.00%
Energy | ORYX GTL | Forecast | Maximum
Disclosure of operating segments
Utilization rate (as a percent)			60.00%
Energy | Natref
Disclosure of operating segments
Increase (decrease) in liquid fuels production volumes (as a percent)	(8.00%)
Energy | Natural gas
Disclosure of operating segments
Increase (decrease) in external sales volume (as a percent)	(2.00%)
Energy | Secunda Synfuels Operations
Disclosure of operating segments
Increase (decrease) in liquid fuels feedstock production volumes (as a percent)	5.00%